Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended
	Jan. 31, 2018 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 1,828,085	$ 269,248	¥ 1,604,258
Equity Investee
Related Party Transaction [Line Items]
Annual interest rate		5.00%	5.00%	5.00%
Baidu
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 800,815	$ 117,947	¥ 1,014,283
Proceeds from loans from related parties	¥ 650,000
Debt instrument maturity, year and month		2023-01
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 50,000	$ 7,364	¥ 50,000